STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended			9 Months Ended
	Jan. 24, 2022	Sep. 10, 2021	Jul. 15, 2021	Jun. 11, 2021	May 06, 2021	Jul. 29, 2022	Feb. 17, 2021	Sep. 30, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized								25,000,000			25,000,000
Preferred stock, par value								$ 0.001			$ 0.001
Common stock, shares authorized								500,000,000			500,000,000		500,000,000
Common stock, par value								$ 0.001			$ 0.001		$ 0.001
Common stock, shares issued								752,077			752,077		423,273
Common stock, shares outstanding								752,077			752,077		423,273
Reverse stock split					1-for-32
Shares Issued, Shares, Share-Based Payment Arrangement, after Forfeiture									5,265
Shares Issued, Value, Share-Based Payment Arrangement, after Forfeiture												$ 426,446
Stock issued for services, value								$ 21,254	$ 255,097		$ 116,736	511,458
Stock Issued During Period, Value, New Issues									1,361,708			10,315,324
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Aggregate Intrinsic Value, Outstanding								0			0
Share-Based Payment Arrangement, Expense								88,709	$ 33,698		226,091	$ 33,698
Unrecognized stock-based compensation costs								276,193			$ 276,193
Weighted average recognized											1 year 5 months 1 day
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Outstanding, Intrinsic Value								$ 0			$ 0
Business Acquisition [Member]
Class of Stock [Line Items]
Stock issued new, shares									59,063			59,063
Stock Issued During Period, Value, New Issues									$ 5,000,000			$ 5,000,000
Over-Allotment Option [Member]
Class of Stock [Line Items]
Stock issued new, shares			12,048
Sale of Stock, Consideration Received on Transaction			$ 1,500,000
Series C Preferred Converted [Member]
Class of Stock [Line Items]
Conversion of Stock, Shares Issued	686					1,372
Conversion of Stock, Shares Converted	39,500					79,000
Contractors [Member]
Class of Stock [Line Items]
Stock issued for services, shares								2,000	2,844		5,950	5,031
Stock issued for services, value								$ 21,254	$ 255,097		$ 116,736	$ 511,458
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								2,000,000			2,000,000		2,000,000
Preferred stock, par value								$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued								0			0		0
Preferred stock, shares outstanding								0			0		0
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000,000			10,000,000		10,000,000
Preferred stock, par value								$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued								0			0		0
Preferred stock, shares outstanding								0			0		0
Series B Preferred Stock [Member] | Debt Exchange Agr [Member]
Class of Stock [Line Items]
Debt conversion, amount							$ 1,700,905
Debt conversion, shares issued							2,564,175
Series B Preferred Stock [Member] | Subscription Agreement [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares							300,000			650,000
Proceeds from issuance of equity							$ 300,000			$ 650,000
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Preferred stock, shares authorized								10,000,000			10,000,000		10,000,000
Preferred stock, par value								$ 0.001			$ 0.001		$ 0.001
Preferred stock, shares issued								9,281,759			9,281,759		9,400,259
Preferred stock, shares outstanding								9,281,759			9,281,759		9,400,259
Declared cumulative dividends								$ 186,163			$ 550,223
Series C Preferred Stock [Member] | Convertible Note Of Ten Percentage [Member]
Class of Stock [Line Items]
Debt conversion, amount		$ 85,250
Stock issued new, shares		85,250
Series C Preferred Stock [Member] | Subscription Agreement [Member] | Two Accredited Investors [Member]
Class of Stock [Line Items]
Stock issued new, shares				100,000
Proceeds from issuance of equity				$ 100,000